Income Taxes (Narrative) (Details) - USD ($)		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	May. 14, 2014
Income Tax Disclosure [Line Items]
Unrecognized tax benefits		$ 15,500,000	$ 12,400,000		$ 5,400,000
Net deferred tax (liability) asset		(204,187,000)	(93,834,000)
Deferred income tax assets		161,193,000	190,029,000
Deferred income tax liabilities		365,380,000	283,863,000
Valuation allowance on tax assets		72,000,000	$ 61,933,000
Release of valuation allowance		$ 25,000,000
The Netherlands [Member]
Income Tax Disclosure [Line Items]
Corporate income tax rate	[1]	25.00%	25.00%	25.00%
Net deferred tax (liability) asset		$ 8,644,000	$ 15,689,000
Valuation allowance on tax assets		$ 13,915,000
Carried back period		1 year
Carry forward period		9 years
Deferred tax expense (benefit) related to an increase (decrease) in changes in valuation allowance of deferred tax assets		$ 13,915,000
Ireland [Member]
Income Tax Disclosure [Line Items]
Corporate income tax rate	[1]	12.50%	12.50%	12.50%
Net deferred tax (liability) asset		$ (287,049,000)	$ (114,019,000)
Valuation allowance on tax assets		0
Deferred tax expense (benefit) related to an increase (decrease) in changes in valuation allowance of deferred tax assets		$ 0
United States Of America [Member]
Income Tax Disclosure [Line Items]
Corporate income tax rate	[1]	36.30%	38.30%	35.60%
Blended federal and state tax rate		36.30%
Net deferred tax (liability) asset		$ 68,635,000	$ 13,910,000
Valuation allowance on tax assets		35,074,000	25,000,000
U.S. federal net operating losses		91,700,000
Deferred tax expense (benefit) related to an increase (decrease) in changes in valuation allowance of deferred tax assets		10,074,000
Australia [Member]
Income Tax Disclosure [Line Items]
Valuation allowance on tax assets		23,000,000	$ 36,900,000
ILFC [Member] | United States Of America [Member]
Income Tax Disclosure [Line Items]
Release of valuation allowance		25,000,000
AeroTurbine, Inc. [Member] | United States Of America [Member]
Income Tax Disclosure [Line Items]
Valuation allowance on tax assets		$ 33,300,000

[1]	The local statutory income tax expense for our significant tax jurisdictions (the Netherlands, Ireland, the United States of America and Isle of Man) does not differ from the actual income tax expense.